INSURANCE CONTRACTS (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Opening balances on January 1	R$ 22,162,319	R$ 25,598,148
Changes from the current period	(3,116,917)	(2,928,954)
- Contract service margin recognized in the period	(3,116,917)	(2,928,954)
Changes in relation to future periods	4,632,549	(1,126,271)
- Contracts initially recognized	8,188,984	8,262,395
- Changes in estimates that adjust the contract service margin	(3,556,435)	(9,388,666)
Subtotal of CSM variations	1,515,632	(4,055,225)
Financial expenses of insurance contracts	736,807	619,396
Closing balance on December 31	24,414,758	22,162,319
Contractual service margin related to contracts that existed at transition date to which fair value approach has been applied [member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1	11,188,719	16,954,759
Changes from the current period	(1,213,472)	(1,137,182)
- Contract service margin recognized in the period	(1,213,472)	(1,137,182)
Changes in relation to future periods	1,298,426	(4,794,423)
- Contracts initially recognized	158,162	200,620
- Changes in estimates that adjust the contract service margin	1,140,264	(4,995,043)
Subtotal of CSM variations	84,954	(5,931,605)
Financial expenses of insurance contracts	39,855	165,565
Closing balance on December 31	11,313,528	11,188,719
Contractual service margin related to contracts that existed at transition date to which modified retrospective approach has been applied [member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1	10,973,600	8,643,389
Changes from the current period	(1,903,445)	(1,791,772)
- Contract service margin recognized in the period	(1,903,445)	(1,791,772)
Changes in relation to future periods	3,334,123	3,668,152
- Contracts initially recognized	8,030,822	8,061,775
- Changes in estimates that adjust the contract service margin	(4,696,699)	(4,393,623)
Subtotal of CSM variations	1,430,678	1,876,380
Financial expenses of insurance contracts	696,952	453,831
Closing balance on December 31	R$ 13,101,230	R$ 10,973,600